Fair Value Measurements - Reconciliation of Level 3 Inputs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Amount classified within accrued expenses and other payables	$ 0.0	$ 0.0
Recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Accrued Interest and Payables, Fair Value Disclosure	0.0
Recurring | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt Instrument, Accrued Interest and Payables, Fair Value Disclosure	0.0
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning of the period	4.6
Balance at the end of the period	0.0
Silverton 2016 | Recurring | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Distributed to third parties	(3.1)
Third party
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Amount classified within accrued expenses and other payables	$ 0.0	$ 0.0